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[ING FUNDS LETTERHEAD]

May 5, 2004

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE: ING VP Balanced Portfolio, Inc. (the "Company")
    (File Nos. 33-27247; 811-5773)


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") this is to certify that the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 26 to the Company that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 26 to the Company's Registration Statement on Form N-1A.

     No fees are required for this filing. If you have any questions, please do not hesitate to contact me at 480-477-2648.

                                    Regards,

                                    /s/Theresa K. Kelety
                                    --------------------
                                    Theresa K. Kelety
                                    Counsel
                                    ING U.S. Legal Services

cc: Kathryn McElroy
    Dechert LLP